Sector Regulation and Electricity System Operations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Information About Activities Subject To Rate Regulation [Abstract]
Summary of Tariff Flags System Initially Consisted of Three Levels of Colored Flags: Green, Yellow and Red

	Description	To be applied when CMO (R$/MWh)	Additional Tariff (R$/MWh)
Green	Favorable generation of energy conditions	<200	None
Yellow	Less favorable generation of energy conditions	>200<388.48	+ 0.025
Red	Higher costs generation conditions	>388.48	+ 0.045

Summary of Operating Cost Efficiency Index

Enel Distribución Ceará	100.00%
Enel Distribución Goias	78.37%
Enel Distribución Rio	59.50%

Summary of Supply Limitations Imposed On Unregulated Market

Country	kW threshold
Argentina	> 30 kW
Brazil	> 3,000 kW or > 500 kW (1)
Colombia	> 100 kW or 55 MWh-month
Peru	> 200 kW (2)
(1)	The >500 kW limit applies if energy is purchased from renewable sources, for which the government provides incentives through a discount on tolls.
(2)	On July 24, 2016, Supreme Decree No. 018‑016‑EM established that: